ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Liabilities
The following table presents the components of accounts payable and other liabilities (in thousands):

	December 31,
	2024	2023
Accounts payable	$12,813	$11,583
Liquidity payments payable	31,100	25,335
Accrued expenses	8,795	6,818
Current portion of put obligation	22,711	11,355
Current portion of capital lease obligation	151	151
Current portion of operating lease liability	6,622	4,462
Marketing fees payable	8,172	5,627
Section 31 fees payable	28,414	9,079
Accrued interest payable	451	3,854
ACH reserve deposit payable	745	1,657
Accrued taxes payable	206	1,332
Other	181	162
Accounts payable and other liabilities	$120,361	$81,415
The following table presents the components of accounts payable and other liabilities (in thousands):

	September 30, 2025	December 31, 2024
Accounts payable	$8,606	$12,813
Liquidity payments payable	41,121	31,100
Accrued expenses	9,241	8,795
Current portion of put obligation	—	22,711
Current portion of capital lease obligation	170	151
Current portion of operating lease liability	6,127	6,622
Marketing fees payable	15,121	8,172
Section 31 fees payable	—	28,414
Accrued interest payable	256	451
ACH reserve deposit payable	—	745
Accrued taxes payable	973	206
Other	188	181
Accounts payable and other liabilities	$81,803	$120,361